Summary of Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property, Machinery and Equipment, Net	The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term (one year to seven years)
Machinery and equipment	Seven years

Property, machinery and equipment, net consisted of the following:

(in thousands)	September 30, 2024	December 31, 2023
Computer equipment	$10	$10
Leasehold improvements	2,391	2,394
Machinery and equipment	2,839	3,411
Property, machinery and equipment, gross	5,240	5,815

(in thousands)	September 30, 2024	December 31, 2023
Less: accumulated depreciation	(2,871)	(2,563)
Property, machinery and equipment, net	$2,369	$3,252

The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term (one year to seven years)
Machinery and equipment	Seven years

Property, machinery and equipment, net consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Computer equipment	$10	$10
Leasehold improvements	2,394	2,281
Machinery and equipment	3,411	3,411
Construction in-progress	—	106
Property, machinery and equipment, gross	5,815	5,808
Less: accumulated depreciation	(2,563)	(1,792)
Property, machinery and equipment, net	$3,252	$4,016

Schedule of Disaggregation of Revenue
The disaggregation of revenue by type is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Transportation services	$—	$—	$—	$1,305
Hosted payload services	—	284	—	426
Forfeited customer deposits	—	55	35	335
Engineering project services	107	—	1,794	—
Total revenue	$107	$339	$1,829	$2,066

The disaggregation of revenue by type is as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Transportation services	$1,582	$127
Hosted payload services	568	—
Forfeited customer deposits	641	172
Engineering project services	298	—
Total revenue	$3,089	$299

Schedule of Changes in Fair Value of Liabilities
The change in fair values of liabilities subject to recurring remeasurement were as follows:

(in thousands)	Warrant Liability (Level 3)
Balance, December 31, 2023	$3
Change in Fair Value	—
Balance, September 30, 2024	$3

The change in fair values of liabilities subject to recurring remeasurement were as follows:

(in thousands)	Level	Fair value as of December 31, 2022	Payment of Stock Repurchase Liability	Change in Fair Value	Fair value as of December 31, 2023
Warrant Liability	3	$564	$—	$(561)	$3
Stock Repurchase Liability	3	10,000	(10,000)	—	—
Total		$10,564	$(10,000)	$(561)	$ 3

Schedule of Fair Value Inputs
Key assumptions for the Black-Scholes model used to determine the fair value of warrants outstanding as of each period end were as follows:

	September 30, 2024	December 31, 2023
Warrant term (years)	1.87	2.61
Volatility	177.23%	113.50%
Risk-free rate	3.70%	4.05%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

	Class A Warrants	Class B Warrants	Placement Agent Warrants
Warrant term (years)	5.50	1.50	1.49
Volatility	97.50%	97.50%	97.50%
Risk-free rate	3.46%	3.79%	3.79%
Dividend yield	—%	—%	—%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.00
Volatility	95.00%
Risk-free rate	4.33%
Dividend yield	—%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Pre Modification	Post Modification
Warrant term (years)	4.87	5.00
Volatility	95.00%	95.00%
Risk-free rate	4.22%	4.21%
Dividend yield	—%	—%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.00
Volatility	97.50%
Risk-free rate	4.02%
Dividend yield	—%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Pre Modification	Post Modification
Warrant term (years)	4.83	5.00
Volatility	97.50%	97.50%
Risk-free rate	3.85%	3.84%
Dividend yield	—%	—%

Key assumptions for the Black-Scholes model used to determine the fair value of warrants outstanding as of December 31, 2023 were as follows:

Warrant term (years)	2.61
Volatility	113.50%
Risk-free rate	4.05%
Dividend yield	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

November Warrants
Warrant term (years)	5.00
Volatility	86.00%
Risk-free rate	4.60%
Dividend yield	0.00%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Induced Warrants
	Before Modification	After Modification
Warrant term (years)	4.91	4.91
Volatility	89.00%	89.00%
Risk-free rate	4.55%	4.55%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

October Warrants
Warrant term (years)	5.00
Volatility	92.00%
Risk-free rate	4.67%
Dividend yield	0.00%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Before Modification		After Modification
	February Class A Warrants and Series A Warrants	Series B Warrants	Modified Warrants
Warrant term (years)	4.94	0.95	5.01
Volatility	88.00%	86.00%	89.00%
Risk-free rate	4.55%	5.39%	4.67%
Dividend yield	0.00%	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

	Series A Warrants	Series B Warrants
Warrant term (years)	5.00	1.00
Volatility	85.00%	79.00%
Risk-free rate	4.35%	5.33%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Before Modification	After Modification
Warrant term (years)	4.97	5.01
Volatility	84.00%	85.00%
Risk-free rate	4.40%	4.33%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.51
Volatility	85.00%
Risk-free rate	4.03%
Dividend yield	0.00%